Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2016
Noncontrolling Interest [Abstract]
Schedule of Movement of Non-Controlling Interest
Amount
US$

Balance as of December 31, 2015	(18,819)
Net income attributable to non-controlling interest(unaudited)	2,053,922
Acquisition of a subsidiary (unaudited) (see Note 6)	5,724,339
Change in ownership interest of a subsidiary (unaudited) (see Note 11 (d))	506,696
Effect of exchange rate (unaudited)	(145,037)

Balance as of June 30, 2016	8,121,101